Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Outstanding Balance	$ 3,314	$ 4,337
Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.46%	1.14%
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding Balance	0	608
Commercial Paper [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.00%	0.03%
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding Balance	3,314	3,729
Other Short Term Borrowings [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Outstanding Balance	$ 615	$ 821
Other Short Term Borrowings [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.46%	1.32%